Acquisitions - 2024 Acquisitions (FY) (Details) - USD ($) $ in Millions			9 Months Ended		12 Months Ended
	Nov. 12, 2024	Jul. 03, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisitions, Description [Abstract]
Cash consideration			$ 86	$ 21	$ 249	$ 1,607	$ 2,033
Preliminary purchase price allocation, goodwill			$ 8,993		$ 8,917	$ 8,970	$ 8,115
King William Sand & Gravel [Member]
Acquisitions, Description [Abstract]
Cash consideration		$ 21
OX Engineered Products [Member]
Acquisitions, Description [Abstract]
Cash consideration	$ 228
Preliminary purchase price allocation, goodwill	98
Preliminary purchase price allocation, property, plant, and equipment, net	39
Preliminary purchase price allocation, inventories	15
Preliminary purchase price allocation, deferred tax liabilities	7
Preliminary purchase price allocation, net tangible liabilities	$ 5
Estimated useful lives of acquired intangibles, weighted average useful life	15 years
OX Engineered Products [Member] | Customer Relationships [Member]
Acquisitions, Description [Abstract]
Preliminary purchase price allocation, amortizable intangible assets	$ 87